SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Murphy Canyon Acquisition Corp [Member]	Dec. 31, 2022 USD ($)
Deferred tax assets:
Startup costs	$ 211,627
Total deferred tax assets	211,627
Valuation Allowance	(211,627)
Net deferred tax asset